STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)
16.	STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock — Upon the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 2,006,140,000 shares, $0.0001 par value per share, of which, 2,000,000,000 shares are designated as Class A Common Stock, 5,140,000 shares are designated as Class B common stock, and 1,000,000 shares are designated as preferred stock.

Each holder of Class A Common Stock is entitled to one vote for each share on all matters properly submitted to a vote, including the election of directors. Class A Stockholders do not have cumulative voting rights in the election of directors. Accordingly, holders of a majority of the voting shares are able to elect all of the directors. Holders of shares of Class A Common Stock are entitled to dividends, if any, as may be declared from time-to-time by the board of directors out of legally available funds. Holders of Class A Common Stock have no preemptive, conversion, subscription or other rights, and there are no redemption or sinking fund provisions applicable to Class A Common Stock.

Except as otherwise required by law, no holder of Class B common stock is entitled to any voting rights with respect Class B common stock. If entitled to vote by law, each holder of Class B common stock is entitled to one vote per share. Holders of shares of Class B common stock are entitled to receive dividends, if any, as may be declared from time-to-time by the board of directors out of legally available funds, contingent upon the occurrence of a conversion into Class A Common Stock, as discussed below. The holders of shares of Class B common stock shall not be entitled to receive any assets of the Company in the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company. Holders of Class B common stock have no preemptive, conversion, subscription or other rights, and there are no redemption or sinking fund provisions applicable to Class B common stock.

In connection with the Business Combination, 2,570,000 shares of Class B common stock were designated as Series B-1 Common Stock and 2,570,000 shares of Class B common stock were designated Series B-2 Common Stock. The Series B-1 Common Stock and Series B-2 Common Stock would automatically vest and convert into shares of Class A common stock if (i) the volume weighted average price of the shares of the Company’s Class A Common Stock over any 20 trading days within any 30 consecutive trading day period was greater than or equal to $12.50 and $15.00, respectively, or (ii) if there was a change of control of the Company that would result in the holders of shares of the Company’s Class A Common Stock receiving a price per share equal to or in excess of $12.50 and $15.00, respectively.

In August 2022, the Series B-1 Common Stock and Series B-2 Common Stock automatically converted into 5,140,000 shares of Class A Common Stock. See “Note 5 — Common Stock Warrants” for further details.

In August 2022, the Earn-Out Shares issued in connection with the Business Combination vested and 58,999,956 shares of Class A Common Stock were issued.